Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Quantitative Information about Right of Use Assets and Lease Liabilities

The balance sheet shows the following amounts related to leases:

	December 31, 2024	December 31, 2023
Right-of-use assets
Office buildings	2,783	3,277
Total	2,783	3,277

	December 31, 2024	December 31, 2023
Lease liabilities
Current	1,617	1,863
Non-current	1,695	2,233
Total	3,312	4,096

Summary of Reconciliation of Changes in Right of Use Assets and Lease Liabilities

The following table shows the changes in the right-of-use assets and lease liabilities:

	2024	2023
Right-of-use assets
Opening balance on January 1	3,277	4,818
New lease agreements	252	85
Remeasurement	1,293	(105)
Depreciation	(1,496)	(1,500)
Write-off	—	(324)
Hyperinflation adjustment	7	8
Exchange differences	(550)	295
Closing balance on December 31	2,783	3,277

	2024	2023
Lease liabilities
Opening balance on January 1	4,096	5,635
New lease agreements	252	85
Remeasurement	1,277	(336)
Interest added	371	574
Principal elements of lease payments	(1,615)	(1,574)
Interest payment	(369)	(573)
Write-off	—	(94)
Exchange differences	(700)	379
Closing balance on December 31	3,312	4,096

Summary of Detailed Information about Lease Amounts Reflected in Statement of Profit or Loss

The statement of profit or loss presents the following amounts related to leases:

	December 31, 2024	December 31, 2023	December 31, 2022
Depreciation charge of office buildings	1,496	1,500	1,347
Interest expense (included in financial expense)	371	574	671
Total	1,867	2,074	2,018